UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.5%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 3.288%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$2,501,975

Series 2018-1A, Class E, 6.188%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,963,337

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.094%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,932,365

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.375%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,216,989

Apidos CLO XX, Series 2015-20A, Class DR, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,236,371

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 3.184%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,501,807

Series 2018-49A, Class E, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,437,742

Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.094%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,938,455

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,904,756

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 2.788%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,437,743

Series 2018-1A, Class C, 2.784%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,378,378

Bain Capital Credit CLO, Ltd.:

Series 2018-1A, Class D, 2.873%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,819,660

Series 2018-1A, Class E, 5.523%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,799,744

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.118%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,838,355

Series 2018-5BA, Class D, 6.138%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,298,578

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.788%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,979,938

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 2.788%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,450,176

Benefit Street Partners CLO XVI, Ltd.:

Series 2018-16A, Class D, 3.89%, (3 mo. USD LIBOR + 3.70%), 1/17/32(1)(2)	2,000	2,003,630

Series 2018-16A, Class E, 6.89%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,241,927

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class E, 6.784%, (3 mo. USD LIBOR + 6.60%), 7/15/32(1)(2)	$1,750	$1,751,279

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 3.086%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,478,420

Series 2018-1A, Class D, 5.836%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	4,239,257

BlueMountain CLO, Ltd.:

Series 2016-3A, Class DR, 3.294%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,446,851

Series 2016-3A, Class ER, 6.144%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,394,640

Series 2018-1A, Class D, 3.236%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,397,095

Series 2018-1A, Class E, 6.136%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,873,076

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(3)	1,000	999,402

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 5.884%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,623,279

Series 2016-1A, Class ER, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,859,692

Series 2016-2A, Class ER, 6.184%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,290,511

Series 2017-1A, Class E, 6.434%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	3,134,446

Series 2018-1A, Class D, 3.084%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,972,481

Series 2018-1A, Class E, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,684,709

Carlyle C17 CLO, Ltd.:

Series C17A, Class CR, 3.005%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,912,015

Series C17A, Class DR, 6.205%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,353,647

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 3.686%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,453,650

Series 2012-3A, Class DR2, 6.686%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,423,932

Series 2014-3RA, Class C, 3.131%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	961,377

Series 2014-3RA, Class D, 5.581%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,988,464

Series 2014-4RA, Class C, 3.084%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,910,810

Series 2014-4RA, Class D, 5.834%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,174,171

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 3.034%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	$1,500	$1,480,919

Series 2018-55A, Class E, 5.584%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,930,686

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 2.784%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,868,320

Series 2015-41A, Class ER, 5.484%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,208,345

Series 2016-42A, Class DR, 3.114%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,478,035

Series 2016-42A, Class ER, 5.734%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,387,881

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.829%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,459,893

Galaxy XXV CLO, Ltd.:

Series 2018-25A, Class D, 3.276%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,495,385

Series 2018-25A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,382,872

Goldentree Loan Management US CLO 5, Ltd., Series 2019-5A, Class D, 4.038%, (3 mo. USD LIBOR + 3.85%), 10/20/32(1)(2)	1,500	1,507,152

Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.188%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,311,210

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 3.488%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,942,320

Series 2018-37A, Class E, 5.938%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,364,015

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(4)	1,000	1,000,000

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 3.284%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,947,500

Series 2018-2A, Class E, 5.934%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,780,841

Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.876%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,752,310

Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 6.276%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,493,484

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 3.29%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,502,225

Series 2016-22A, Class ER, 6.25%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,971,374

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 5.788%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	$1,950	$1,907,303

Neuberger Berman Loan Advisers CLO 30, Ltd.:

Series 2018-30A, Class DR, 3.038%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,499,980

Series 2018-30A, Class ER, 6.388%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	999,967

Oaktree CLO, Ltd., Series 2019-3A, Class D, 4.148%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(2)	2,625	2,627,402

Palmer Square CLO, Ltd.:

Series 2013-2A, Class CRR, 3.39%, (3 mo. USD LIBOR + 3.20%), 10/17/31(1)(2)	2,500	2,503,385

Series 2013-2A, Class DRR, 6.04%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,954,964

Series 2018-1A, Class C, 2.69%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,971,416

Series 2018-1A, Class D, 5.34%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,936,978

Series 2018-2A, Class D, 5.784%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,964,506

Series 2021-2A, Class E, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(3)	1,000	1,000,000

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 3.284%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,501,383

Series 2018-2A, Class D, 6.134%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,812,040

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 3.376%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,497,643

Series 2018-3A, Class E, 6.126%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,372,659

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.676%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,820,324

Southwick Park CLO, LLC, Series 2019-4A, Class E, 6.888%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,750	1,752,534

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.088%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,448,956

Series 2016-1A, Class DR, 6.088%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,464,605

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 3.388%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,405,268

Series 2018-9A, Class D, 6.438%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,226,184

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 3.438%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	$5,000	$4,834,010

Series 2018-10A, Class D, 6.378%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,674,390

Voya CLO, Ltd.:

Series 2015-3A, Class CR, 3.338%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,413,570

Series 2015-3A, Class DR, 6.388%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	5,217,822

Series 2016-3A, Class CR, 3.44%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,920,288

Series 2016-3A, Class DR, 6.27%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	3,132,837

Series 2018-1A, Class C, 2.79%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,888,150

Series 2018-2A, Class E, 5.434%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,379,300

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.088%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,999,742

Series 2015-1A, Class DR, 5.688%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,482,033

Wellfleet CLO, Ltd., Series 2021-1A, Class D, 3.715%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,202,368

Wind River CLO, Ltd., Series 2013-1A, Class DR, 6.488%, (3 mo. USD LIBOR + 6.30%), 7/20/30(1)(2)	3,000	2,881,887

Total Asset-Backed Securities (identified cost $273,093,791)		$265,163,791

Common Stocks — 1.4%
Security	Shares	Value

Aerospace and Defense — 0.3%

IAP Global Services, LLC(5)(6)(7)(8)	950	$10,485,777

IAP Global Services, LLC(5)(6)(7)(8)	1,627	11,972,182

		$22,457,959

Automotive — 0.0%(9)

Dayco Products, LLC(7)(8)	88,506	$265,518

		$265,518

Business Equipment and Services — 0.1%

Crossmark Holdings, Inc.(7)(8)	88,008	$5,280,480

		$5,280,480

Security	Shares	Value

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(7)(8)	338,679	$5,418,864

		$5,418,864

Containers and Glass Products — 0.0%(9)

LG Newco Holdco, Inc., Class A(7)(8)	250,979	$470,585

		$470,585

Electronics / Electrical — 0.3%

Software Luxembourg Holding S.A., Class A(7)(8)	142,964	$25,018,700

		$25,018,700

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(7)(8)	705,631	$10,981,383

		$10,981,383

Nonferrous Metals / Minerals — 0.0%(9)

ACNR Holdings, Inc., Class A(7)(8)	36,829	$552,435

		$552,435

Oil and Gas — 0.1%

AFG Holdings, Inc.(5)(7)(8)	498,342	$5,436,911

Fieldwood Energy, Inc.(5)(7)(8)	51,241	0

Fieldwood Energy, Inc.(5)(7)(8)	221,919	0

McDermott International, Ltd.(7)(8)	1,013,850	456,232

RDV Resources, Inc., Class A(7)(8)	359,500	62,913

Sunrise Oil & Gas, Inc., Class A(7)(8)	321,407	96,422

		$6,052,478

Publishing — 0.0%(9)

Tweddle Group, Inc.(5)(7)(8)	19,500	$93,015

		$93,015

Radio and Television — 0.3%

Clear Channel Outdoor Holdings, Inc.(7)(8)	1,204,044	$3,022,150

Cumulus Media, Inc., Class A(7)(8)	551,505	5,299,963

Cumulus Media, Inc., Class B(7)(8)	93,069	894,393

iHeartMedia, Inc., Class A(7)(8)	512,034	9,800,331

		$19,016,837

Retailers (Except Food and Drug) — 0.0%(9)

David’s Bridal, LLC(5)(7)(8)	272,023	$0

Phillips Pet Holding Corp.(5)(7)(8)	2,590	998,251

		$998,251

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(5)(7)(8)	364,650	$7,344,051

		$7,344,051

Utilities — 0.0%(9)

Longview Intermediate Holdings, LLC, Class A(5)(7)(8)	149,459	$1,185,210

		$1,185,210

Total Common Stocks (identified cost $119,432,638)		$105,135,766

Convertible Preferred Stocks — 0.0%(9)
Security	Shares	Value

Containers and Glass Products — 0.0%(9)

LG Newco Holdco, Inc., Series A, 13.00%(7)(8)	38,060	$2,968,649

Total Convertible Preferred Stocks (identified cost $1,998,129)		$2,968,649

Corporate Bonds — 5.4%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$3,176,250

Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(1)	2,550	2,874,717

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,590,000

8.00%, 12/15/25(1)	1,500	1,631,310

		$9,272,277

Air Transport — 0.7%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	17,175	$18,055,219

5.75%, 4/20/29(1)	12,875	13,811,656

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	5,409,990

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	7,060,587

United Airlines, Inc.:

4.375%, 4/15/26(1)	4,625	4,805,236

4.625%, 4/15/29(1)	4,625	4,812,081

		$53,954,769

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.2%

Clarios Global, L.P., 6.75%, 5/15/25(1)		2,100	$2,258,172

Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)		4,325	4,592,880

Tenneco, Inc.:

5.125%, 4/15/29(1)		9,050	8,993,437

7.875%, 1/15/29(1)		450	507,260

			$16,351,749

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)		2,975	$3,023,344

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,150	3,380,344

Forterra Finance, LLC/FRTA Finance Corp., 6.50%, 7/15/25(1)		900	973,125

Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	977,287

			$8,354,100

Business Equipment and Services — 0.6%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$2,196,969

Celestial-Saturn Merger Sub, Inc., 4.50%, 5/1/28(1)		5,525	5,523,785

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)		7,900	8,448,694

5.75%, 4/15/26(1)		15,225	16,672,593

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)		2,125	2,316,781

9.25%, 4/15/25(1)		2,525	3,020,531

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		5,725	5,954,000

			$44,133,353

Cable and Satellite Television — 0.9%

Altice France S.A.:

5.125%, 1/15/29(1)		1,300	$1,306,591

5.125%, 7/15/29(1)		57,625	57,769,063

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		6,500	6,543,248

			$65,618,902

Chemicals and Plastics — 0.2%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	$1,553,532

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	3,050,000

Tronox, Inc., 6.50%, 5/1/25(1)		7,000	7,485,590

			$12,089,122

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.1%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(1)	5,150	$5,098,654

		$5,098,654

Cosmetics / Toiletries — 0.0%(9)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$1,085,831

		$1,085,831

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)	4,225	$4,388,719

		$4,388,719

Drugs — 0.4%

Bausch Health Companies, Inc., 5.50%, 11/1/25(1)	8,975	$9,266,688

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)	15,225	15,091,781

Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	9,367,312

		$33,725,781

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$5,468,937

		$5,468,937

Electronics / Electrical — 0.4%

Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	$18,901,091

LogMeIn, Inc., 5.50%, 9/1/27(1)	4,300	4,487,609

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	6,450	6,683,813

		$30,072,513

Entertainment — 0.0%(9)

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,125	$2,301,078

		$2,301,078

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	8,200	$9,355,790

		$9,355,790

Food / Drug Retailers — 0.2%

Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	12,550	$12,902,969

		$12,902,969

Security	Principal Amount* (000’s omitted)	Value

Health Care — 0.1%

CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	2,200	$2,186,404

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	2,241,010

		$4,427,414

Industrial Equipment — 0.0%(9)

Clark Equipment Company, 5.875%, 6/1/25(1)	1,050	$1,117,594

		$1,117,594

Insurance — 0.0%(9)

NFP Corp., 7.00%, 5/15/25(1)	500	$539,375

		$539,375

Leisure Goods / Activities / Movies — 0.0%(9)

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	$2,320,234

		$2,320,234

Machinery — 0.1%

Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	$4,349,740

		$4,349,740

Oil and Gas — 0.2%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	1,750	$1,796,174

7.00%, 6/15/25(1)	10,525	10,867,062

		$12,663,236

Radio and Television — 0.2%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$4,937,765

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,550	2,633,691

5.25%, 8/15/27(1)	2,125	2,204,220

6.375%, 5/1/26	2,896	3,090,297

8.375%, 5/1/27	5,248	5,638,139

		$18,504,112

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$6,827,044

		$6,827,044

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 0.0%(9)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$1,342,790

		$1,342,790

Software and Services — 0.1%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$4,546,987

		$4,546,987

Telecommunications — 0.4%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$6,633,344

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	6,900	7,087,611

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	6,750	6,885,877

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	8,282,813

		$28,889,645

Utilities — 0.0%(9)

Calpine Corp., 5.25%, 6/1/26(1)	2,245	$2,309,286

		$2,309,286

Total Corporate Bonds (identified cost $387,897,995)		$402,012,001

Exchange-Traded Funds — 0.7%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	1,051,000	$48,251,410

Total Exchange-Traded Funds (identified cost $48,242,942)		$48,251,410

Preferred Stocks — 0.0%(9)
Security	Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(5)(7)(8)	13,348	$0

		$0

Nonferrous Metals / Minerals — 0.0%(9)

ACNR Holdings, Inc., 15.00% (PIK) (7)(8)	17,394	$1,539,369

		$1,539,369

Security		Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Series A, 8.00% (PIK)(5)(7)(8)		7,852	$0

David’s Bridal, LLC, Series B, 10.00% (PIK)(5)(7)(8)		31,998	0

			$0

Total Preferred Stocks (identified cost $2,590,558)			$1,539,369

Senior Floating-Rate Loans — 85.9%(10)
Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.1%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	$1,351,611

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	5,271,284

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	2,850	3,428,341

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 1/17/27(11)		6,683	6,689,018

Brown Group Holding, LLC, Term Loan, 4/27/28(12)		10,775	10,735,941

Dynasty Acquisition Co., Inc.:

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26		9,013	8,782,213

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26		16,758	16,329,882

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(13)		5,526	5,524,693

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(5)		6,891	5,622,755

Spirit Aerosystems, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		5,794	5,848,194

TransDigm, Inc.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 8/22/24		28,459	28,165,289

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 5/30/25		6,368	6,298,774

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 12/9/25		34,035	33,658,201

WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(11)		20,154	19,610,505

			$157,316,701

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Air Transport — 0.7%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		8,600	$8,849,933

JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24		5,584	5,736,033

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		5,850	6,250,362

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		23,225	24,449,144

United Airlines, Inc., Term Loan, 4/21/28(12)		7,250	7,346,454

			$52,631,926

Automotive — 3.8%

Adient US, LLC, Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 4/8/28		8,025	$8,031,268

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		19,575	19,513,605

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		11,150	11,261,500

Belron Finance US, LLC:

Term Loan, 2.75%, (1 week EURIBOR + 2.75%), 4/13/28	EUR	3,575	4,288,191

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		7,825	7,802,996

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		17,921	13,761,041

Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(11)		9,483	9,364,734

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	16,500	19,713,137

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/30/26		22,185	21,987,252

CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23		5,044	4,918,996

Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23		10,917	10,002,528

Garrett LX I S.a.r.l.:

Term Loan, 3/5/28(12)		5,725	5,696,375

Term Loan, 3/5/28(12)	EUR	11,900	14,235,237

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	9,290	11,152,247

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27		14,214	14,186,984

Borrower/Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.12%, (1 mo. USD LIBOR + 2.00%), 3/7/25		8,017	$7,858,328

Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27		20,923	20,992,297

Tenneco, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 10/1/25		34,404	33,679,364

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		9,518	9,550,255

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	4,492	5,434,483

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26		6,025	6,032,531

Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28		18,125	18,112,548

Visteon Corporation, Term Loan, 1.874%, (USD LIBOR + 1.75%), 3/25/24(11)		2,217	2,208,794

Wheel Pros, LLC, Term Loan, 4/23/28(12)		7,150	7,154,469

			$286,939,160

Beverage and Tobacco — 0.2%

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28		7,075	$7,101,531

Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28		11,250	11,226,893

			$18,328,424

Brokerage / Securities Dealers / Investment Houses — 0.6%

Advisor Group, Inc., Term Loan, 4.613%, (1 mo. USD LIBOR + 4.50%), 7/31/26		11,063	$11,073,842

Clipper Acquisitions Corp., Term Loan, 1.861%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,901	12,793,496

Hudson River Trading, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/20/28		17,425	17,294,313

			$41,161,651

Building and Development — 2.7%

ACProducts, Inc., Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25		3,632	$3,722,294

Advanced Drainage Systems, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 7/31/26		1,899	1,901,247

American Builders & Contractors Supply Co., Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,793	21,651,971

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

American Residential Services, LLC, Term Loan, 4.25%, (2 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27		4,140	$4,147,387

APi Group DE, Inc.:

Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 10/1/26		13,628	13,580,649

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 10/1/26		2,145	2,134,796

Brookfield Property REIT, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 8/28/23		10,037	9,831,674

Core & Main L.P., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/1/24(11)		4,810	4,797,867

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28		12,900	12,819,375

CPG International, Inc., Term Loan, 3.25%, (12 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24		6,764	6,759,354

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 8/21/25		28,631	28,010,531

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28		16,025	15,913,402

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27		7,742	7,766,873

Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26		8,894	8,949,650

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		8,000	7,970,000

Quikrete Holdings, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 2/1/27		4,336	4,298,162

RE/MAX International, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 12/15/23		17,440	17,440,265

Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25		1,241	1,233,610

Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		4,692	4,685,968

White Cap Buyer, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		15,373	15,393,888

WireCo WorldGroup, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		7,742	7,618,771

			$200,627,734

Business Equipment and Services — 7.3%

Adevinta ASA:

Term Loan, 4/20/28(12)		2,175	$2,177,379

Term Loan, 4/20/28(12)	EUR	8,075	9,729,835

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Adtalem Global Education, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 4/11/25		4,425	$4,406,437

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,525	4,236,273

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		11,225	11,186,801

Allied Universal Holdco, LLC, Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 7/10/26		6,100	6,097,268

Amentum Government Services Holdings, LLC, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 1/29/27		9,503	9,449,732

AppLovin Corporation, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 8/15/25		37,272	37,222,458

ASGN Incorporated, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/2/25		575	576,258

Asplundh Tree Expert, LLC, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,408	8,389,354

Belfor Holdings, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 4/6/26		2,654	2,662,714

Blitz 20-487 GmbH, Term Loan, 2/12/28(12)	EUR	5,525	6,640,583

Bracket Intermediate Holding Corp., Term Loan, 4.444%, (3 mo. USD LIBOR + 4.25%), 9/5/25		8,956	8,950,533

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		8,026	7,815,960

Camelot U.S. Acquisition 1 Co., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		8,155	8,172,910

Cast and Crew Payroll, LLC, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 2/9/26		5,486	5,433,202

Ceridian HCM Holding, Inc., Term Loan, 2.587%, (1 week USD LIBOR + 2.50%), 4/30/25		10,164	10,010,272

CM Acquisition Co., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 7/26/23		4,651	4,615,969

CoreLogic, Inc., Term Loan, 4/13/28(12)		48,325	48,143,781

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		2,308	2,315,736

EAB Global, Inc., Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 11/15/24(11)		3,730	3,728,839

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		22,525	22,391,247

First Advantage Holdings, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 1/31/27		7,931	7,870,303

Garda World Security Corporation, Term Loan, 4.36%, (1 mo. USD LIBOR + 4.25%), 10/30/26		7,695	7,715,971

Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		20,925	21,369,656

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Greeneden U.S. Holdings II, LLC:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,247	$1,504,957

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,985	6,006,696

IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25		19,185	19,218,162

IRI Holdings, Inc.:

Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 12/1/25		22,335	22,335,484

Term Loan, 5.113%, (1 mo. USD LIBOR + 5.00%), 12/1/25		6,269	6,465,331

Iron Mountain, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,836	8,763,910

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		5,425	5,350,406

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		18,500	18,446,035

Term Loan - Second Lien, 9.50%, (3 mo. USD LIBOR + 8.50%, Floor 1.00%), 12/1/28		5,750	5,782,344

KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		3,318	3,279,490

KUEHG Corp.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		20,007	19,786,523

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		4,425	4,288,564

LGC Group Holdings, Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	5,775	6,869,222

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 4/21/27		3,052	3,013,845

Magnite, Inc., Term Loan, 3/31/28(12)		6,050	6,034,875

MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28		6,750	6,726,496

Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		17,103	16,803,362

Nielsen Consumer, Inc.:

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	2,850	3,434,978

Term Loan, 4.111%, (1 mo. USD LIBOR + 4.00%), 3/6/28		5,300	5,296,136

PGX Holdings, Inc., Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, 9/29/23		6,031	5,759,997

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Pike Corporation, Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,400	$3,390,891

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(11)		898	897,578

Rockwood Service Corporation, Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 1/23/27		4,149	4,167,101

Sabre GLBL, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/17/27		2,793	2,822,676

Sotheby’s, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27		5,831	5,893,008

Speedster Bidco GmbH, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	2,975	3,555,082

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		34,550	34,445,106

team.blue Finco S.a.r.l.:

Term Loan, 3/8/28(12)	EUR	603	722,901

Term Loan, 3/18/28(12)	EUR	10,547	12,650,761

Teneo Holdings, LLC, Term Loan, 7/11/25(12)		2,725	2,729,428

TTF Holdings, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/24/28		3,975	3,979,969

Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23		4,664	4,664,307

West Corporation:

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 10/10/24(11)		3,841	3,729,015

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		4,922	4,813,641

WEX, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,000	3,988,752

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	5,969,977

Term Loan, 4.796%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	8,675	11,856,521

			$546,752,998

Cable and Satellite Television — 3.7%

Altice France S.A.:

Term Loan, 3.871%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,473	$4,446,827

Term Loan, 4.198%, (3 mo. USD LIBOR + 4.00%), 8/14/26		11,692	11,681,781

Charter Communications Operating, LLC, Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), 2/1/27		6,722	6,697,825

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

CSC Holdings, LLC:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 7/17/25		25,666	$25,466,703

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	4,161

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 4/15/27		13,311	13,263,271

LCPR Loan Financing, LLC, Term Loan, 3.865%, (1 mo. USD LIBOR + 3.75%), 10/15/28		1,650	1,656,445

Numericable Group S.A.:

Term Loan, 2.936%, (3 mo. USD LIBOR + 2.75%), 7/31/25		20,967	20,590,068

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	12,122	14,385,503

Telenet Financing USD, LLC, Term Loan, 2.115%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	31,936,098

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	5,992,734

UPC Broadband Holding B.V.:

Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,475	7,371,284

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	2,350	2,815,133

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/31/29	EUR	12,000	14,463,063

Term Loan, 3.607%, (1 mo. USD LIBOR + 3.50%), 1/31/29		27,038	27,046,898

Virgin Media Bristol, LLC:

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,275	43,965,075

Term Loan, 1/31/29(12)		500	499,956

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	13,928,591

Term Loan, 3.299%, (1 mo. GBP LIBOR + 3.25%), 1/15/27	GBP	8,175	11,157,929

Term Loan, 3.299%, (1 mo. GBP LIBOR + 3.25%), 11/15/27	GBP	600	818,962

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	17,350	20,769,630

			$278,957,937

Chemicals and Plastics — 4.8%

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,450	$4,163,315

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		5,125	5,131,406

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Atotech B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	2,675	$3,197,928

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		12,525	12,462,375

Axalta Coating Systems US Holdings, Inc., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 6/1/24		29,924	29,780,035

Caldic B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	500	592,859

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	2,166	2,568,728

Charter NEX US, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27		3,192	3,207,516

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	2,834	3,404,197

Colouroz Investment 1 GmbH, Term Loan, 5.75%, (3 mo. EURIBOR + 5.00%, Floor 0.75%), 5.00% cash, 0.75% PIK, 9/21/23	EUR	1,968	2,318,478

CPC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		16,925	16,766,328

Element Solutions, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 1/31/26		4,406	4,391,377

Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		8,752	8,776,444

Ferro Corporation:

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,685	1,680,585

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,721	1,717,119

Term Loan, 2.453%, (3 mo. USD LIBOR + 2.25%), 2/14/24		2,383	2,377,462

Flint Group GmbH, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		2,025	1,983,346

Flint Group US, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		12,244	11,994,114

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		5,231	5,228,774

Hexion, Inc., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	7,564	9,127,918

Illuminate Buyer, LLC, Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 6/30/27		14,510	14,427,946

INEOS 226 Limited, Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	29,776,996

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,373,453

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		5,125	$5,139,285

INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	6,323	7,578,568

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		17,850	17,805,375

Kraton Polymers, LLC, Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), 3/5/25	EUR	526	633,075

Lonza Group AG:

Term Loan, 4/29/28(12)	EUR	7,125	8,523,199

Term Loan, 4/29/28(12)		12,100	12,069,750

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	13,627,262

Term Loan, 4.50%, (2 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/29/27		4,400	4,400,000

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/1/26	EUR	2,632	3,165,099

Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 3/1/26		11,259	11,161,436

PMHC II, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		4,074	3,936,503

PQ Corporation, Term Loan, 2.436%, (3 mo. USD LIBOR + 2.25%), 2/7/27		11,775	11,720,512

Pregis TopCo Corporation, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 8/1/26		1,375	1,380,156

Ravago Holdings America, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), 2/18/28		1,800	1,788,750

Rohm Holding GmbH:

Term Loan, 7/31/26(12)	EUR	2,150	2,594,530

Term Loan, 4.978%, (6 mo. USD LIBOR + 4.75%), 7/31/26		9,937	9,947,253

Solenis Holdings, LLC:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/26/25	EUR	1,745	2,102,444

Term Loan, 4.19%, (3 mo. USD LIBOR + 4.00%), 6/26/25		13,676	13,662,806

Starfruit Finco B.V., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 10/1/25		9,856	9,742,736

Trinseo Materials Operating S.C.A., Term Loan, 3/18/28(12)		7,775	7,738,551

Tronox Finance, LLC, Term Loan, 2.657%, (USD LIBOR + 2.50%), 3/13/28(11)		16,675	16,564,828

Univar, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 7/1/24		12,865	12,863,395

			$355,594,212

Borrower/Description		Principal Amount* (000’s omitted)	Value

Clothing / Textiles — 0.0%(9)

Samsonite International S.A., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,759	$2,720,572

			$2,720,572

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/27/24		1,905	$1,905,002

Spectrum Brands, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/3/28		4,250	4,242,031

			$6,147,033

Containers and Glass Products — 1.4%

Berry Global, Inc., Term Loan, 1.861%, (1 mo. USD LIBOR + 1.75%), 7/1/26		7,192	$7,140,667

BWAY Holding Company, Term Loan, 3.443%, (3 mo. USD LIBOR + 3.25%), 4/3/24		11,170	10,808,907

Flex Acquisition Company, Inc.:

Term Loan, 3.452%, (3 mo. USD LIBOR + 3.25%), 6/29/25		10,325	10,184,482

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		29,785	29,511,941

Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25		7,574	7,517,277

Proampac PG Borrower, LLC, Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), 11/3/25(11)		16,380	16,436,760

Reynolds Group Holdings, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 2/5/23		16,141	16,130,500

TricorBraun Holdings, Inc.:

Term Loan, 1.696%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(13)		813	806,115

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		3,612	3,583,852

			$102,120,501

Cosmetics / Toiletries — 0.1%

Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		9,933	$9,813,605

			$9,813,605

Drugs — 4.1%

Aenova Holding GmbH, Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 3/6/25	EUR	1,825	$2,207,362

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		8,288	8,526,653

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Albany Molecular Research, Inc.:

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), 8/30/24(11)		3,681	$3,690,255

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 8/30/24(11)		1,771	1,777,202

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26		18,644	18,596,981

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		22,695	22,317,874

Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23		4,724	4,660,873

Bausch Health Companies, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 6/2/25		46,776	46,763,147

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		2,995	3,002,955

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		1,050	1,052,625

Elanco Animal Health Incorporated, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 8/2/27		1,459	1,441,419

Grifols Worldwide Operations USA, Inc., Term Loan, 2.087%, (1 week USD LIBOR + 2.00%), 11/15/27		35,924	35,556,569

Horizon Therapeutics USA, Inc.:

Term Loan, 2.125%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,788,660

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		16,950	16,911,150

Jazz Financing Lux S.a.r.l., Term Loan, 4/22/28(12)		15,500	15,554,250

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		44,586	43,773,548

Term Loan, 6.25%, (6 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		10,259	10,034,202

Nidda Healthcare Holding AG, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	5,475	6,541,177

PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28		39,530	39,525,059

Recipharm AB, Term Loan, 3/17/28(12)	EUR	13,725	16,497,923

			$306,219,884

Ecological Services and Equipment — 0.4%

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		18,886	$18,833,107

GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		499	499,490

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		4,090	4,094,012

Borrower/Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)

US Ecology Holdings, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 11/1/26		2,568	$2,571,243

			$25,997,852

Electronics / Electrical — 16.8%

Applied Systems, Inc.:

Term Loan, 3.524%, (USD LIBOR + 3.00%, Floor 0.50%), 9/19/24(11)		44,804	$44,684,903

Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		3,759	3,809,473

Aptean, Inc.:

Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 4/23/26		16,962	16,955,139

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		6,550	6,550,000

Astra Acquisition Corp.:

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27		5,831	5,874,669

Term Loan - Second Lien, 10.125%, (1 mo. USD LIBOR + 9.125%, Floor 1.00%), 2/28/28		5,000	5,000,000

Banff Merger Sub, Inc.:

Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/2/25		39,888	39,733,546

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	12,008	14,479,149

Barracuda Networks, Inc., Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		2,925	2,983,500

Buzz Merger Sub, Ltd.:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,081	4,058,065

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		435	436,144

Cambium Learning Group, Inc., Term Loan, 4.703%, (3 mo. USD LIBOR + 4.50%), 12/18/25		13,403	13,450,712

Celestica, Inc.:

Term Loan, 2.236%, (1 mo. USD LIBOR + 2.13%), 6/27/25		3,988	3,977,594

Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 6/27/25		2,567	2,563,292

Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27		4,289	4,279,865

CommScope, Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,807	19,706,600

Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	5,925	7,137,797

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Constant Contact, Inc.:

Term Loan, 4.50%, 2/10/28(13)		3,484	$3,474,821

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		12,966	12,934,054

Cornerstone OnDemand, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 4/22/27		11,544	11,543,828

CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		9,548	9,536,432

Cvent, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 11/29/24		15,347	14,930,470

Delta TopCo, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		11,150	11,168,587

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/29/27		9,259	9,259,481

ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		11,568	11,600,621

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		17,022	17,056,688

Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		7,692	7,674,275

Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		31,529	31,527,687

Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		43,599	42,920,425

Fiserv Investment Solutions, Inc., Term Loan, 4.189%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,957	5,974,865

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		43,398	43,472,288

GlobalLogic Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 9/14/27		5,522	5,537,204

Go Daddy Operating Company, LLC, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 2/15/24		46,023	45,724,623

Hyland Software, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		60,774	60,921,030

Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		1,750	1,758,204

IGT Holding IV AB, Term Loan, 3/23/28(12)		5,700	5,692,875

Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27		14,100	14,117,625

Informatica, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/25/27	EUR	2,401	2,872,770

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/25/27		52,456	52,045,789

Term Loan - Second Lien, 7.125%, 2/25/25(14)		10,961	11,221,324

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Liftoff Mobile, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 3/17/28		3,691	$3,674,603

LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27		15,393	15,389,932

MA FinanceCo., LLC:

Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/21/24		2,712	2,686,244

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 6/21/24	EUR	2,441	2,935,931

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	5,544	6,768,107

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		13,885	13,983,033

MACOM Technology Solutions Holdings, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,368	1,361,423

Marcel LUX IV S.a.r.l.:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 3/15/26		2,198	2,178,365

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	2,650	3,183,970

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		3,267	3,270,896

Maverick Bidco, Inc.:

Term Loan, 4/28/28(12)		8,675	8,631,625

Term Loan - Second Lien, 4/28/29(12)		1,000	995,000

Mirion Technologies, Inc., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 3/6/26		5,248	5,262,700

N-Able, Inc., Term Loan, 4/15/28(12)		4,075	4,075,000

NCR Corporation, Term Loan, 2.69%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,066	8,998,315

Panther Commercial Holdings L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		14,238	14,241,942

PointClickCare Technologies, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		4,300	4,302,687

ProQuest, LLC, Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 10/23/26		18,477	18,317,618

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		15,600	15,504,450

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		32,650	32,545,716

Recorded Books, Inc., Term Loan, 4.111%, (1 mo. USD LIBOR + 4.00%), 8/29/25		2,258	2,260,569

Redstone Buyer, LLC:

Term Loan, 4/15/28(12)		2,672	2,651,102

Term Loan, 4/15/28(12)		6,828	6,787,199

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Renaissance Holding Corp.:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/30/25	5,081	$5,020,382

Term Loan - Second Lien, 7.113%, (1 mo. USD LIBOR + 7.00%), 5/29/26	3,175	3,181,614

Seattle Spinco, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 6/21/24	18,313	18,140,871

SkillSoft Corporation:

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	4,609	4,737,366

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	15,226	15,216,716

Skopima Merger Sub, Inc., Term Loan, 4/30/28(12)	9,675	9,653,831

SolarWinds Holdings, Inc., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 2/5/24	26,603	26,283,666

Solera, LLC, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/3/23	29,577	29,484,288

Sophia L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	16,209	16,226,265

SS&C European Holdings S.a.r.l., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/16/25	5,915	5,851,659

SS&C Technologies, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/16/25	7,976	7,889,057

SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25	13,182	13,165,714

Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	6,300	6,322,050

Syncsort Incorporated, Term Loan, 4/23/28(12)	7,200	7,187,998

Thoughtworks, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/23/28	6,625	6,612,028

Tibco Software, Inc.:

Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), 6/30/26	33,880	33,769,709

Term Loan - Second Lien, 7.37%, (1 mo. USD LIBOR + 7.25%), 3/3/28	6,757	6,855,988

TTM Technologies, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/28/24	1,605	1,604,359

Uber Technologies, Inc.:

Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 4/4/25	33,918	33,932,268

Term Loan, 3.606%, (1 mo. USD LIBOR + 3.50%), 2/16/27	25,118	25,104,625

Ultimate Software Group, Inc. (The):

Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 5/4/26	23,220	23,261,477

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	37,654	37,744,913

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27	2,000	2,063,334

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Ultra Clean Holdings, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 8/27/25		15,854	$15,889,112

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		6,200	6,234,875

Verifone Systems, Inc., Term Loan, 4.182%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,981	13,762,267

Verisure Holding AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 1/15/28	EUR	15,450	18,549,607

Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		19,282	19,465,768

VS Buyer, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,794	21,667,175

Vungle, Inc., Term Loan, 5.607%, (1 mo. USD LIBOR + 5.50%), 9/30/26		6,403	6,434,512

Weld North Education, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/21/27		3,990	3,993,743

Zebra Buyer, LLC, Term Loan, 4/21/28(12)		1,200	1,200,250

			$1,255,160,328

Equipment Leasing — 0.7%

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		29,082	$28,949,983

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27		12,893	12,904,407

Boels Topholding B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/6/27	EUR	4,550	5,491,887

Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		8,483	8,546,119

			$55,892,396

Financial Intermediaries — 2.1%

Aretec Group, Inc., Term Loan, 4.363%, (1 mo. USD LIBOR + 4.25%), 10/1/25		18,755	$18,746,963

Citco Funding, LLC, Term Loan, 2.703%, (6 mo. USD LIBOR + 2.50%), 9/28/23		14,893	14,878,788

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(15)		22,620	4,467,453

Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		14,650	14,609,713

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25		2,934	2,924,162

FinCo I, LLC, Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 6/27/25		11,712	11,697,320

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Focus Financial Partners, LLC, Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 7/3/24		13,179	$13,041,608

Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,362	6,326,076

GreenSky Holdings, LLC:

Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25		12,979	12,589,685

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25		3,722	3,721,875

Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23		24,609	24,614,295

LPL Holdings, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 11/12/26		16,195	16,081,133

Nets Holding A/S, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/25	EUR	1,000	1,201,932

Victory Capital Holdings, Inc., Term Loan, 2.444%, (3 mo. USD LIBOR + 2.25%), 7/1/26		8,092	8,015,715

Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24		4,276	4,281,648

			$157,198,366

Food Products — 2.4%

Alphabet Holding Company, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 9/26/24		20,536	$20,545,914

B&G Foods, Inc., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 10/10/26		3,831	3,832,070

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24		4,902	4,785,796

Froneri International, Ltd.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 1/29/27		18,287	18,046,798

Term Loan - Second Lien, 5.863%, (1 mo. USD LIBOR + 5.75%), 1/31/28		1,000	1,008,333

H Food Holdings, LLC:

Term Loan, 3.801%, (1 mo. USD LIBOR + 3.69%), 5/23/25		8,581	8,525,466

Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 5/23/25		5,621	5,598,845

HLF Financing S.a.r.l., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 8/18/25		10,728	10,709,074

JBS USA LUX S.A., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 5/1/26		52,626	52,538,273

Nomad Foods Europe Midco Limited, Term Loan, 2.365%, (1 mo. USD LIBOR + 2.25%), 5/15/24		10,627	10,553,536

Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		2,910	2,910,938

Borrower/Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		2,993	$3,006,335

Sunshine Investments B.V.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/28/25	EUR	10,618	12,767,194

Term Loan, 3.809%, (3 mo. GBP LIBOR + 3.75%), 3/28/25	GBP	2,000	2,760,947

UTZ Quality Foods, LLC, Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 1/20/28		1,072	1,073,066

Valeo F1 Company Limited (Ireland):

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/27/27	EUR	6,725	8,071,651

Term Loan, 5.566%, (3 mo. GBP LIBOR + 5.50%), 8/27/27	GBP	2,500	3,451,184

Wsof I New Finco B.V., Term Loan, 3/19/28(12)	EUR	5,900	7,084,406

			$177,269,826

Food Service — 0.9%

1011778 B.C. Unlimited Liability Company, Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 11/19/26		35,123	$34,659,458

IRB Holding Corp.:

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(11)		3	2,530

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		25,087	25,040,087

WW International, Inc., Term Loan, 4/13/28(12)		4,850	4,861,116

			$64,563,191

Food / Drug Retailers — 0.3%

L1R HB Finance Limited:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/9/24	EUR	4,674	$5,497,579

Term Loan, 5.337%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	9,172	12,334,568

Murphy USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 1/31/28		2,450	2,457,656

			$20,289,803

Forest Products — 0.3%

Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		1,497	$1,502,760

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		15,213	15,236,262

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Forest Products (continued)

Neenah, Inc., Term Loan, 3.50%, (2 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		3,550	$3,554,438

			$20,293,460

Health Care — 7.6%

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 9/29/25	EUR	2,000	$2,403,665

Alliance Healthcare Services, Inc.:

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23		8,100	7,678,776

Term Loan - Second Lien, 12.00%, (1 mo. USD LIBOR + 11.00%, Floor 1.00%), 4/24/24		5,863	3,077,995

athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26		22,559	22,681,440

Avantor Funding, Inc.:

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%, Floor 1.00%), 11/21/24		3,964	3,969,507

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/8/27		2,818	2,823,573

Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	1,650	1,974,748

BW NHHC Holdco, Inc., Term Loan, 5.189%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,933	13,023,170

Cano Health, LLC:

Term Loan, 5.145%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27(13)		2,385	2,386,330

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27		6,524	6,529,000

CCRR Parent, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28		3,900	3,914,625

CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	16,970	19,991,735

CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24		5,394	5,414,039

Dedalus Finance GmbH:

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 5/4/27	EUR	5,700	6,883,873

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/16/27	EUR	8,175	9,872,923

DuPage Medical Group Ltd., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		4,125	4,114,688

Elsan S.A.S., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 10/31/24	EUR	4,100	4,931,831

Ensemble RCM, LLC, Term Loan, 3.936%, (3 mo. USD LIBOR + 3.75%), 8/3/26		11,681	11,675,028

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Envision Healthcare Corporation, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/10/25		47,547	$40,355,136

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		2,200	2,209,110

Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25		22,479	22,455,364

Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22		4,129	4,141,744

Hanger, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 3/6/25		11,786	11,783,661

Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		11,950	11,871,699

IQVIA, Inc.:

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 3/7/24		9,993	9,982,972

Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,467	13,453,431

IVC Acquisition Ltd.:

Term Loan, 2/13/26(12)	GBP	950	1,314,574

Term Loan, 2/13/26(12)	EUR	6,225	7,498,037

Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		12,105	12,142,676

Mehilainen Yhtiot Oy, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/9/25	EUR	1,000	1,204,087

MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23		23,309	23,219,925

National Mentor Holdings, Inc.:

Term Loan, 1.875%, 3/2/28(13)		1,599	1,599,240

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		485	483,987

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28		14,541	14,538,548

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 2/16/29		5,525	5,607,875

Navicure, Inc., Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 10/22/26		9,052	9,063,045

Ortho-Clinical Diagnostics S.A., Term Loan, 3.361%, (1 mo. USD LIBOR + 3.25%), 6/30/25		12,966	12,964,133

Pacific Dental Services, LLC, Term Loan, 4/20/28(12)		4,825	4,832,537

Parexel International Corporation, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 9/27/24		3,150	3,125,937

PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		1,272	1,270,447

Phoenix Guarantor, Inc.:

Term Loan, 3.358%, (1 mo. USD LIBOR + 3.25%), 3/5/26		19,251	19,106,438

Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 3/5/26		10,565	10,513,999

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Press Ganey Holdings, Inc., Term Loan, 7/25/26(12)		2,500	$2,487,500

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		11,775	11,730,844

Radiology Partners, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 7/9/25		17,881	17,843,515

RadNet, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 4/22/28		9,825	9,796,341

Ramsay Generale de Sante S.A., Term Loan, 4/13/27(12)	EUR	9,100	10,981,499

Select Medical Corporation, Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 3/6/25		27,023	26,879,044

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		13,328	13,261,500

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		9,450	9,471,659

Surgery Center Holdings, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24		17,771	17,736,405

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), 9/3/24		1,782	1,825,066

Term Loan, 8/31/26(12)		4,675	4,651,625

Synlab Bondco PLC, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 7/1/27	EUR	2,125	2,549,699

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		7,181	6,723,166

U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24		21,303	21,015,724

US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		8,678	8,729,781

Verscend Holding Corp., Term Loan, 4.177%, (3 mo. USD LIBOR + 4.00%), 8/27/25		27,509	27,609,584

			$571,378,500

Home Furnishings — 0.9%

Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27		11,157	$11,352,161

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		13,569	13,761,346

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		44,816	43,023,444

			$68,136,951

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 3.6%

Aegion Corporation, Term Loan, 3/31/28(12)		4,325	$4,341,219

AI Alpine AT Bidco GmbH, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/31/25	EUR	6,125	7,268,278

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (USD LIBOR + 3.50%, Floor 0.75%), 10/8/27(11)		9,960	9,969,818

Altra Industrial Motion Corp., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 10/1/25		7,034	7,011,602

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		8,650	8,595,938

Apex Tool Group, LLC, Term Loan, 6.75%, (1 mo. USD LIBOR + 5.50%, Floor 1.25%), 8/1/24		16,487	16,518,793

CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		3,697	3,586,378

Clark Equipment Company, Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 5/18/24		10,037	9,982,737

CPM Holdings, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 11/17/25		3,225	3,195,237

Delachaux Group S.A., Term Loan, 4.686%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,998	4,985,505

DexKo Global, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	2,628	3,157,328

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/24/24	EUR	6,570	7,893,367

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24		9,136	9,136,976

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		4,289	4,310,696

Dynacast International, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/19/25		8,061	8,051,387

Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 2/4/28		3,112	3,251,614

Engineered Machinery Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24		11,272	11,247,533

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 7/19/24		2,537	2,538,173

EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28		8,600	8,555,211

Filtration Group Corporation:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 3/29/25		6,499	6,439,695

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,991	3,582,069

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/29/25		2,512	2,518,395

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		6,133	$6,137,764

Granite Holdings US Acquisition Co., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 9/30/26		13,044	13,028,169

Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/5/28		3,450	3,429,514

Hayward Industries, Inc.:

Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 8/5/24		6,237	6,241,192

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/4/26		2,703	2,705,943

Hillman Group, Inc. (The):

Term Loan, 2/24/28(12)		1,118	1,113,811

Term Loan, 2/24/28(12)		5,507	5,485,518

LTI Holdings, Inc.:

Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,753	5,670,527

Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,069	2,043,937

Minimax Viking GmbH, Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 7/31/25	EUR	1,885	2,267,816

Quimper AB, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/16/26	EUR	20,175	24,257,060

Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		17,252	16,669,362

SiteOne Landscape Supply, LLC, Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/23/28		4,400	4,389,000

Titan Acquisition Limited, Term Loan, 3.203%, (6 mo. USD LIBOR + 3.00%), 3/28/25		20,780	20,369,195

Vertical Midco GmbH, Term Loan, 7/30/27(12)		4,050	4,062,405

Welbilt, Inc., Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	991,875

Zephyr German BidCo GmbH, Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/10/28	EUR	4,275	5,174,310

			$270,175,347

Insurance — 2.1%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,839	$4,784,710

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,923	5,866,001

AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		31,546	31,267,103

AssuredPartners, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 2/12/27		6,691	6,637,044

Borrower/Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Asurion, LLC:

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 11/3/23		17,369	$17,345,631

Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,188	2,178,381

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,491	3,471,612

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,900	11,826,862

Term Loan - Second Lien, 5.363%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	14,772,640

Financiere CEP S.A.S., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	4,993,375

Hub International Limited, Term Loan, 3.176%, (3 mo. USD LIBOR + 3.00%), 4/25/25		15,412	15,227,928

NFP Corp., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,856	25,539,199

USI, Inc.:

Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24		6,496	6,435,223

Term Loan, 3.453%, (3 mo. USD LIBOR + 3.25%), 12/2/26		3,476	3,448,655

			$153,794,364

Leisure Goods / Activities / Movies — 3.3%

AMC Entertainment Holdings, Inc., Term Loan, 3.195%, (3 mo. USD LIBOR + 3.00%), 4/22/26		7,743	$6,831,144

Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	11,925	14,321,888

Bombardier Recreational Products, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 5/24/27		46,782	46,255,945

ClubCorp Holdings, Inc., Term Loan, 2.953%, (3 mo. USD LIBOR + 2.75%), 9/18/24		17,884	17,162,270

Crown Finance US, Inc.:

Term Loan, 2.625%, (6 mo. EURIBOR + 2.63%), 2/28/25	EUR	4,027	4,154,318

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		10,285	8,857,489

Term Loan, 15.45%, (3 mo. USD LIBOR + 15.25%), 7.20% cash, 8.25% PIK, 5/23/24		5,684	7,166,317

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		23,406	23,308,769

Etraveli Holding AB, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 8/2/24	EUR	7,950	9,295,043

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		479	452,191

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		1,914	1,808,764

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Live Nation Entertainment, Inc., Term Loan, 1.875%, (1 mo. USD LIBOR + 1.75%), 10/17/26		15,870	$15,510,480

Match Group, Inc., Term Loan, 1.948%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,414,725

Playtika Holding Corp., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/13/28		21,608	21,528,121

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/24		4,987	4,943,157

SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 3/15/24(11)		12,196	12,181,030

Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		2,097	2,079,585

Travel Leaders Group, LLC, Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 1/25/24		15,231	14,472,534

UFC Holdings, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/29/26		23,527	23,485,773

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	4,205,718

WMG Acquisition Corp., Term Loan, 2.235%, (1 mo. USD LIBOR + 2.13%), 1/20/28		500	497,240

			$244,932,501

Lodging and Casinos — 1.8%

Aristocrat Technologies, Inc., Term Loan, 1.938%, (3 mo. USD LIBOR + 1.75%), 10/19/24		7,466	$7,431,558

Azelis Finance S.A., Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 11/7/25	EUR	2,600	3,108,591

Boyd Gaming Corporation, Term Loan, 2.337%, (1 week USD LIBOR + 2.25%), 9/15/23		2,046	2,046,448

Churchill Downs Incorporated, Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,386	3,387,662

CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		5,723	5,668,992

ESH Hospitality, Inc., Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 9/18/26		7,484	7,448,644

Four Seasons Hotels Limited, Term Loan, 2.113%, (1 mo. USD LIBOR + 2.00%), 11/30/23		4,618	4,613,811

Golden Nugget, Inc.:

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		23,131	22,892,140

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,128,125

GVC Holdings (Gibraltar) Limited, Term Loan, 3.00%, (6 mo. USD LIBOR + 2.00%, Floor 1.00%), 3/29/24		10,025	10,003,018

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,225	25,468,448

Borrower/Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		15,606	$14,968,017

Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	3,550	4,281,990

Stars Group Holdings B.V. (The):

Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 7/10/25		17,697	17,770,111

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/10/25	EUR	5,206	6,285,508

			$137,503,063

Nonferrous Metals/Minerals — 0.4%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		5,296	$5,229,516

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		5,451	5,448,352

Rain Carbon GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	18,656,003

			$29,333,871

Oil and Gas — 2.4%

Ameriforge Group, Inc.:

Term Loan, 8.242%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(13)		1,445	$902,818

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		22,581	14,113,005

Apergy Corporation:

Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		328	327,660

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,636	1,673,066

Blackstone CQP Holdco L.P., Term Loan, 3.687%, (3 mo. USD LIBOR + 3.50%), 9/30/24		18,644	18,644,359

Buckeye Partners L.P., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 11/1/26		13,463	13,424,308

Centurion Pipeline Company, LLC:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 9/29/25		3,152	3,139,960

Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 9/28/25		1,646	1,636,617

CITGO Holding, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,536	2,467,682

CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		23,021	23,135,936

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Delek US Holdings, Inc.:

Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 3/31/25		3,399	$3,310,824

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		4,529	4,565,108

Fieldwood Energy, LLC:

DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 8/4/21(13)		3,000	3,127,297

Term Loan, 0.00%, 4/11/22(15)		20,306	7,716,129

Gulf Finance, LLC, Term Loan, 8/25/23(12)		2,000	1,720,000

Lealand Finance Company B.V., Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 1.11% cash, 3.00% PIK, 6/30/25		2,334	1,175,009

Matador Bidco S.a.r.l., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 10/15/26		26,665	26,709,461

McDermott Technology Americas, Inc., DIP Letter of Credit, 3.384%, (3 mo. USD LIBOR + 4.75%), 6/28/24(13)		9,039	8,225,826

Prairie ECI Acquiror L.P., Term Loan, 4.863%, (1 mo. USD LIBOR + 4.75%), 3/11/26		14,882	14,507,254

PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24		7,852	7,684,948

RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		6,225	3,205,795

Sunrise Oil & Gas Properties, LLC:

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,100	1,921,752

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,196	1,702,184

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		2,537	1,319,459

UGI Energy Services, LLC, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 8/13/26		10,095	10,114,116

			$176,470,573

Publishing — 0.6%

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		3,607	$3,602,389

Ascend Learning, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		2,736	2,742,664

Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	2,000	2,414,519

Getty Images, Inc.:

Term Loan, 4.613%, (1 mo. USD LIBOR + 4.50%), 2/19/26		21,204	21,082,858

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	4,491,705

Borrower/Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(15)	7,128	$418,789

Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	5,086	5,106,617

Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23	1,846	1,797,347

		$41,656,888

Radio and Television — 1.7%

Diamond Sports Group, LLC, Term Loan, 3.37%, (1 mo. USD LIBOR + 3.25%), 8/24/26	23,479	$16,826,961

Entercom Media Corp., Term Loan, 2.611%, (1 mo. USD LIBOR + 2.50%), 11/18/24	1,509	1,488,543

Entravision Communications Corporation, Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 11/29/24	7,292	7,231,177

Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	7,224	7,151,420

iHeartCommunications, Inc., Term Loan, 3.113%, (1 mo. USD LIBOR + 3.00%), 5/1/26	2,633	2,603,532

Nexstar Broadcasting, Inc.:

Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 1/17/24	19,401	19,347,676

Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/18/26	9,508	9,479,618

Sinclair Television Group, Inc.:

Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,329	6,257,428

Term Loan, 3.12%, (1 mo. USD LIBOR + 3.00%), 4/1/28	23,194	23,020,093

Terrier Media Buyer, Inc., Term Loan, 3.613%, (1 mo. USD LIBOR + 3.50%), 12/17/26	19,102	18,994,663

Univision Communications, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	17,716	17,697,807

		$130,098,918

Retailers (Except Food and Drug) — 1.3%

Apro, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 11/14/26	4,356	$4,364,258

Ascena Retail Group, Inc., Term Loan, 0.00%, 8/21/22(15)	10,286	1,782,961

BJ’s Wholesale Club, Inc., Term Loan, 2.111%, (1 mo. USD LIBOR + 2.00%), 2/3/24	1,318	1,318,955

CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	5,050	5,046,844

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	4,251	$3,827,978

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	3,655	3,608,243

Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	5,968	5,968,866

Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	29,411	29,584,230

Harbor Freight Tools USA, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 10/19/27	18,806	18,820,532

Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	6,996	6,959,209

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	12,150	12,200,119

Phillips Feed Service, Inc., Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(5)	483	386,202

Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(5)(15)	1,637	1,309,488

Protective Industrial Products, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 1/20/28	4,900	4,896,937

		$100,074,822

Steel — 0.5%

Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	9,871	$9,902,202

Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	6,969	6,097,875

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	2,647	2,624,204

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(11)	1,796	1,795,500

Zekelman Industries, Inc., Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 1/24/27	19,852	19,678,631

		$40,098,412

Surface Transport — 0.4%

Avis Budget Car Rental, LLC, Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 8/6/27	7,103	$6,967,116

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	20,100	20,053,557

Borrower/Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)

PODS, LLC, Term Loan, 3/31/28(12)		2,000	$1,994,642

XPO Logistics, Inc., Term Loan, 1.861%, (1 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,258,302

			$33,273,617

Telecommunications — 3.5%

Avaya, Inc., Term Loan, 4.115%, (1 mo. USD LIBOR + 4.00%), 12/15/27		1,600	$1,604,250

CenturyLink, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,794	50,264,641

Ciena Corporation, Term Loan, 1.866%, (1 mo. USD LIBOR + 1.75%), 9/26/25		1,904	1,906,290

Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		16,152	15,780,772

Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24		14,279	13,832,734

Gamma Infrastructure III B.V., Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/9/25	EUR	18,637	22,307,918

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,639	9,462,403

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 3/23/26		6,199	5,796,108

Intelsat Jackson Holdings S.A.:

DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22		9,286	9,413,733

Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23		15,550	15,847,114

Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24		15,794	16,156,829

IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21(5)		11,591	9,618,063

Level 3 Financing, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,098	1,085,957

Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		12,504	12,507,126

SBA Senior Finance II, LLC, Term Loan, 1.87%, (1 mo. USD LIBOR + 1.75%), 4/11/25		15,457	15,360,947

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		11,058	10,924,386

Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	3,812	4,577,792

Ziggo Financing Partnership, Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 4/30/28		47,575	47,152,106

			$263,599,169

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Utilities — 0.3%

Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	7,718	$7,646,839

Calpine Corporation:

Term Loan, 2.12%, (1 mo. USD LIBOR + 2.00%), 4/5/26	4,489	4,434,343

Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), 12/16/27	10,843	10,800,417

Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25(5)	593	474,679

		$23,356,278

Total Senior Floating-Rate Loans (identified cost $6,494,550,656)		$6,425,880,834

Warrants — 0.0%(9)
Security	Shares	Value

Health Care — 0.0%

THAIHOT Investment Company US Limited, Exp. 10/13/27(5)(7)(8)	246	$0

THAIHOT Investment Company US Limited, Exp. 10/13/27(5)(7)(8)	1,858	0

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(5)(7)(8)	117,852	0

		$0

Leisure Goods / Activities / Movies — 0.0%(9)

Cineworld Group PLC, Exp. 11/23/25(7)(8)	1,791,400	$1,366,892

		$1,366,892

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(5)(7)(8)	51,888	$0

		$0

Total Warrants (identified cost $0)		$1,366,892

Miscellaneous — 0.0%(9)
Security	Shares	Value

Oil and Gas — 0.0%(9)

Paragon Offshore Finance Company, Class A(5)(7)(8)	42,177	$0

Paragon Offshore Finance Company, Class B(7)(8)	21,089	142,351

Total Miscellaneous (identified cost $458,685)		$142,351

Short-Term Investments — 9.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(16)	681,484,442	$681,484,442

Total Short-Term Investments (identified cost $681,484,442)		$681,484,442

Total Investments — 106.0% (identified cost $8,009,749,836)		$7,933,945,505

Less Unfunded Loan Commitments — (0.3)%		$(24,671,880)

Net Investments — 105.7% (identified cost $7,985,077,956)		$7,909,273,625

Other Assets, Less Liabilities — (5.7)%		$(429,342,978)

Net Assets — 100.0%		$7,479,930,647

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $658,447,356 or 8.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after April 30, 2021.

(4)	Variable rate security whose interest rate will be determined after April 30, 2021.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)	Affiliated company (see Note 7).

(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(8)	Non-income producing security.

(9)	Amount is less than 0.05%.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

(11)

The stated interest rate represents the weighted average interest rate at April 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(12)	This Senior Loan will settle after April 30, 2021, at which time the interest rate will be determined.

(13)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2021, the total value of unfunded loan commitments is $23,735,315. See Note 1F for description.

(14)	Fixed-rate loan.

(15)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	151,322,560	USD	182,162,098	Standard Chartered Bank	5/4/21	$—	$(234,603)

USD	177,948,946	EUR	151,322,560	Standard Chartered Bank	5/4/21	—	(3,978,548)

USD	182,261,791	EUR	151,322,560	Standard Chartered Bank	6/2/21	231,022	—

USD	155,996,890	EUR	132,308,395	Goldman Sachs International	6/30/21	—	(3,256,631)

USD	4,009,212	EUR	3,327,904	HSBC Bank USA, N.A.	6/30/21	3,567	—

USD	3,371,170	EUR	2,835,750	HSBC Bank USA, N.A.	6/30/21	—	(42,092)

USD	6,462,565	EUR	5,436,375	HSBC Bank USA, N.A.	6/30/21	—	(80,949)

USD	15,624,065	EUR	12,969,422	State Street Bank and Trust Company	6/30/21	13,368	—

USD	171,473,077	EUR	141,187,393	HSBC Bank USA, N.A.	7/30/21	1,426,211	—

USD	44,223,041	GBP	31,713,804	State Street Bank and Trust Company	7/30/21	414,496	—

						$2,088,664	$(7,592,823)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $7,301,248,106)	$7,205,331,224

Affiliated investments, at value (identified cost, $683,829,850)	703,942,401

Cash	21,017,956

Deposits for derivatives collateral — forward foreign currency exchange contracts	10,091,000

Interest receivable	18,490,974

Dividends receivable from affiliated investments	51,508

Receivable for investments sold	6,388,019

Receivable for open forward foreign currency exchange contracts	2,088,664

Other receivables	2,064,998

Prepaid expenses	1,359,784

Total assets	$7,970,826,528

Liabilities

Cash collateral due to broker	$40,000

Payable for investments purchased	473,382,905

Payable for when-issued securities	1,999,000

Payable for open forward foreign currency exchange contracts	7,592,823

Due to custodian — foreign currency, at value (identified cost, $3,340,104)	3,335,771

Payable to affiliates:

Investment adviser fee	2,983,103

Trustees’ fees	9,087

Accrued expenses	1,553,192

Total liabilities	$490,895,881

Net Assets applicable to investors’ interest in Portfolio	$7,479,930,647

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest and other income	$128,866,236

Dividends (net of foreign taxes, $171,797)	3,778,103

Dividends from affiliated investments	228,898

Total investment income	$132,873,237

Expenses

Investment adviser fee	$15,844,474

Trustees’ fees and expenses	54,250

Custodian fee	575,406

Legal and accounting services	320,461

Interest expense and fees	1,065,175

Miscellaneous	103,761

Total expenses	$17,963,527

Net investment income	$114,909,710

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(3,353,352)

Foreign currency transactions	689,668

Forward foreign currency exchange contracts	(2,973,263)

Net realized loss	$(5,636,947)

Change in unrealized appreciation (depreciation) —

Investments	$226,840,320

Investments — affiliated investments	(9,907,786)

Foreign currency	(920,132)

Forward foreign currency exchange contracts	(10,302,662)

Net change in unrealized appreciation (depreciation)	$205,709,740

Net realized and unrealized gain	$200,072,793

Net increase in net assets from operations	$314,982,503

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$114,909,710	$271,089,792

Net realized loss	(5,636,947)	(327,446,076)

Net change in unrealized appreciation (depreciation)	205,709,740	33,872,092

Net increase (decrease) in net assets from operations	$314,982,503	$(22,484,192)

Capital transactions —

Contributions	$1,692,137,881	$266,696,978

Withdrawals	(176,691,186)	(2,561,352,547)

Net increase (decrease) in net assets from capital transactions	$1,515,446,695	$(2,294,655,569)

Net increase (decrease) in net assets	$1,830,429,198	$(2,317,139,761)

Net Assets

At beginning of period	$5,649,501,449	$7,966,641,210

At end of period	$7,479,930,647	$5,649,501,449

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Ratios (as a percentage of average daily net assets):

Expenses	0.57	%(1)	0.59%	0.55%	0.54%	0.56%	0.58%

Net investment income	3.64	%(1)	4.17%	5.09%	4.38%	4.07%	4.58%

Portfolio Turnover	15	%(2)	28%	16%	30%	42%	27%

Total Return	5.36	%(2)	1.18%	1.64%	5.05%	5.69%	7.10%

Net assets, end of period (000’s omitted)	$7,479,931		$5,649,501	$7,966,641	$11,502,389	$9,795,966	$8,205,738

(1)	Annualized.

(2)	Not annualized.

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 86.7% and 13.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

45

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

46

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Floating Rate Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreements were incorporated into the New Agreement. Pursuant to the New Agreement (and the investment advisory agreement with BMR in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion but less than $2 billion, 0.490% from $2 billion but less than $5 billion, 0.460% from $5 billion but less than $10 billion, 0.435% from $10 billion but less than $15 billion, 0.415% from $15 billion but less than $20 billion, 0.400% from $20 billion but less than $25 billion and 0.390% of average daily net assets of $25 billion and over, and is payable monthly. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $15,844,474 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,409,094,052 and $920,197,368, respectively, for the six months ended April 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,988,958,743

Gross unrealized appreciation	$95,897,822

Gross unrealized depreciation	(181,087,099)

Net unrealized depreciation	$(85,189,277)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $7,592,823. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $10,051,000 at April 30, 2021.

47

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April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2021.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$2,088,664	(1)	$(7,592,823	)(2)

Total Derivatives subject to master netting or similar agreements	$2,088,664		$(7,592,823)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$1,429,778	$(123,041)	$(546,500)	$—	$760,237

Standard Chartered Bank	231,022	(231,022)	—	—	—

State Street Bank and Trust Company	427,864	—	(427,864)	—	—

	$2,088,664	$(354,063)	$(974,364)	$—	$760,237

48

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Floating Rate Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(3,256,631)	$—	$—	$3,256,631	$—

HSBC Bank USA, N.A.	(123,041)	123,041	—	—	—

Standard Chartered Bank	(4,213,151)	231,022	—	3,982,129	—

	$(7,592,823)	$354,063	$—	$7,238,760	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(2,973,263)	$(10,302,662)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2021, which is indicative of the volume of this derivative type, was approximately $667,419,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $650 million ($750 million prior to March 8, 2021) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 7, 2022. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds Rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $562,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2021 is $1,076,374 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Portfolio did not have any significant borrowings during the six months ended April 30, 2021.

49

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2021, the value of the Portfolio’s investment in affiliated companies and funds was $703,942,401, which represents 9.4% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$32,365,745	$—	$—	$—	$(9,907,786)	$22,457,959	$—	2,577

Short Term Investments

Eaton Vance Cash Reserves Fund, LLC	183,387,147	1,513,703,440	(1,015,606,145)	—	—	681,484,442	228,898	681,484,442

Totals				$—	$(9,907,786)	$703,942,401	$228,898

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

50

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$265,163,791	$—	$265,163,791

Common Stocks	23,997,540	43,622,829	37,515,397	105,135,766

Convertible Preferred Stocks	—	2,968,649	—	2,968,649

Corporate Bonds	—	402,012,001	—	402,012,001

Exchange-Traded Funds	48,251,410	—	—	48,251,410

Preferred Stocks	—	1,539,369	0	1,539,369

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,383,797,767	17,411,187	6,401,208,954

Warrants	—	1,366,892	0	1,366,892

Miscellaneous	—	142,351	0	142,351

Short-Term Investments	—	681,484,442	—	681,484,442

Total Investments	$72,248,950	$7,782,098,091	$54,926,584	$7,909,273,625

Forward Foreign Currency Exchange Contracts	$—	$2,088,664	$—	$2,088,664

Total	$72,248,950	$7,784,186,755	$54,926,584	$7,911,362,289

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,592,823)	$—	$(7,592,823)

Total	$—	$(7,592,823)	$—	$(7,592,823)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2021 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

51

Eaton Vance

Floating Rate Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

52

Eaton Vance

Floating-Rate Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Floating-Rate Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research to serve as investment adviser to Eaton Vance Floating Rate Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	352,724,138.989	3,873,933.060	7,898,587.005	0

Proposal 2	352,414,019.301	3,973,771.837	8,108,867.916	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Eaton Vance Floating Rate Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

96.531%	1.081%	2.388%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

53

Eaton Vance

Floating-Rate Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio. As defined below, Eaton Vance Floating-Rate Fund is a New IAA Series.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Floating-Rate Fund	Eaton Vance Management	None

Eaton Vance Floating Rate Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund, including the portfolios (each, a “Portfolio”) in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), which also includes each Fund organized as a feeder fund in a master-feeder structure that does not currently have an investment advisory agreement or, as applicable, an investment sub-advisory agreement in place (the “New IAA Series”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

54

Eaton Vance

Floating-Rate Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds other than the New IAA Series

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about the New Agreements for the New IAA Series

•	Information regarding the terms of the New Agreements;

•

Information confirming that no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

55

Eaton Vance

Floating-Rate Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

56

Eaton Vance

Floating-Rate Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements (for the New IAA Series, the Board considered the nature, extent and quality of services provided to the respective Portfolios, as applicable). In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and,

57

Eaton Vance

Floating-Rate Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund. The Board also considered that, for the New IAA Series, no increase in management fees will result from the New Agreements because the Adviser will not charge a management fee with respect to New IAA Series assets invested in an underlying Portfolio or other investment company for which the Adviser or its affiliates serve as investment adviser and receive an advisory fee.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

58

Eaton Vance

Floating-Rate Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

59

Eaton Vance

Floating-Rate Fund

April 30, 2021

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

60

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

61

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

62

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

63

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021